RELATED PARTY TRANSACTIONS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related party transactions
Net sales	$ 186,728,000	$ 320,576,000	$ 291,535,000
Gross profit	68,158,000	114,334,000	70,238,000
Softbank and affiliates
Related party transactions
Net sales	92,011,000	94,201,000	46,267,000
Cost of net sales	51,448,000	33,790,000	19,147,000
Gross profit	40,563,000	60,411,000	27,120,000
Amount by which gross profit as a percentage of net sales benefited			2,400,000
Accounts receivable	12,100,000	8,500,000
Accounts payable	0	1,900,000
Service period of sales to related party	3 years
Period over which product failure rates exceed a certain level under the penalty clause	7 years
Customer advances	4,700,000	2,600,000
Deferred revenue current	6,500,000	15,800,000
Deferred revenue noncurrent	4,600,000	7,200,000
Investment in SBI	2,300,000
Ownership interest held by related party (as a percent)	10.20%	9.70%
Yellowstone
Related party transactions
Number of directors of the entity who served as a director in related party	1
Consulting services	1,800,000	200,000
Amount paid for success fees		$ 900,000